Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenue
Total revenue	$ 46,200,949	$ 51,149,326	$ 45,810,222
Cost of revenue
Total cost of revenue	30,101,072	31,771,326	27,046,362
Gross profit	16,099,877	19,378,000	18,763,860
Operating expenses
Sales and marketing expense	7,514,211	4,101,960	5,008,263
General and administrative expense	1,114,984	1,554,523	766,369
Total operating expenses	8,629,195	5,656,483	5,774,632
Income from operations	7,470,682	13,721,517	12,989,228
Other income (expense)
Interest income	103,388	61,686	31,889
Interest expense	(26,447)	(22,021)	(80,137)
Foreign currency exchange loss	(1,040)	(23,675)
Total other income	75,901	15,990	(48,248)
Income before income taxes	7,546,583	13,737,507	12,940,980
Income tax expense	(1,898,575)	(3,565,146)	(3,248,636)
Net income	5,648,008	10,172,361	9,692,344
Net income attributable to shareholders	5,649,451	10,233,775	9,681,207
Net income attributable to non-controlling interests	(1,443)	(61,414)	11,137
Net income	5,648,008	10,172,361	9,692,344
Other comprehensive income
Foreign currency translation adjustment, net of nil tax	(837,040)	(729,348)	58,355
Total comprehensive income	$ 4,810,968	$ 9,443,013	$ 9,750,699
Net income per share—basic and diluted (in Dollars per share)	$ 0.20	$ 0.37	$ 0.35
Weighted average number of ordinary shares outstanding—basic and diluted (in Shares)	28,000,000	28,000,000	28,000,000
Installation and Maintenance
Revenue
Total revenue	$ 32,435,217	$ 40,644,254	$ 42,206,282
Cost of revenue
Total cost of revenue	19,484,927	23,702,317	24,358,719
Housekeeping
Revenue
Total revenue	11,704,899	10,505,072	3,603,940
Cost of revenue
Total cost of revenue	8,901,973	$ 8,069,009	$ 2,687,643
Senior care services
Revenue
Total revenue	2,060,833
Cost of revenue
Total cost of revenue	$ 1,714,172